SHARE-BASED COMPENSATION (Details 5) - $ / shares	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
INTANGIBLE ASSETS
LTIP Issued And Outstanding, beginning balance		20,882,355	30,314,333
LTIP Issued And Outstanding	19,323,878
LIC Redeemable Units	725,016
Weighted Average grant date fair Value, shares	$ 0.52
LTIP Issued And Outstanding, Redemptions
LTIP Issued And Outstanding, Forfeiture			(3,962,422)
LTIP Issued And Outstanding, Cancellation of LTIP Units			(724,645)
LTIP Issued And Outstanding, Vesting and Converted		(1,558,477)	(4,744,911)
LTIP Issued And Outstanding, ending balance		19,328,878	20,882,355
LIC Redeemable Units, beginning balance		725,016	1,570,064
LIC Redeemable Units, Redemptions			(845,048)
LIC Redeemable Units, Forfeiture of LTIP Units
LIC Redeemable Units, Cancellation of LTIP Units
LIC Redeemable Units, Vesting and Converted
LIC Redeemable Units, ending balance		725,016	725,016
Weighted Average grant date fair Value, beginning balance		$ 0.74	$ 1.56
Weighted Average grant date fair Value, Redemptions			(3.38)
Weighted Average grant date fair Value, Forfeiture			(3.38)
Weighted Average grant date fair Value, Cancellation of LTIP Units			(3.38)
Weighted Average grant date fair Value, Vesting and Converted		(3.38)	(3.38)
Weighted Average grant date fair Value, ending balance		$ 0.74	$ 0.74